Segmented information - Geographical segment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	$ 2,156,852	$ 2,431,404
Non-current assets, excluding deferred tax assets and financial instruments	4,261,904	4,858,896
Canada [member]
Disclosure of geographical areas [line items]
Revenue	316,611	347,536
Non-current assets, excluding deferred tax assets and financial instruments	3,417,254	3,665,558
Australia [Member]
Disclosure of geographical areas [line items]
Non-current assets, excluding deferred tax assets and financial instruments	422,400	420,448
United States [member]
Disclosure of geographical areas [line items]
Revenue	1,692,936	1,902,679
Non-current assets, excluding deferred tax assets and financial instruments	138,455	327,266
Kazakhstan [Member]
Disclosure of geographical areas [line items]
Non-current assets, excluding deferred tax assets and financial instruments	283,562	318,006
Germany [Member]
Disclosure of geographical areas [line items]
Revenue	147,305	181,189
Non-current assets, excluding deferred tax assets and financial instruments	$ 233	$ 127,618